Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

Customers

For the three and six months ended June 30, 2021 and 2020, there are no customers representing more than 10% of the Company’s revenue.

Vendors

For the three and six months ended June 30, 2021 and 2020, there are no vendors representing more than 10% of the Company’s purchase.

NOTE 12 – CONCENTRATIONS

Customers

For the years ended December 31, 2020 and 2019, there are no customers representing more than 10% of the Company’s revenue.

Suppliers

For the years ended December 31, 2020 and 2019, there are no vendors representing more than 10% of the Company’s purchase.